SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2024
Accounting Policies [Abstract]
Basis of Presentation
Basis of Presentation
Waldencast and its consolidated subsidiaries (the “Company”) has prepared the accompanying condensed consolidated financial statements pursuant to generally accepted accounting principles in the United States (“U.S. GAAP”) and applicable rules and regulations of the Securities and Exchange Commission (“SEC”).
In the Company's opinion, all adjustments considered necessary for a fair presentation have been included. These statements omit certain information and footnote disclosures required for complete annual financial statements and, therefore, should be read in conjunction with the Company's Annual Report on Form 20-F for the fiscal year ended December 31, 2023. Results of operations for the period ended June 30, 2024 are not necessarily indicative of the expected results for the remainder of the fiscal year.
Unless the context requires otherwise, the “Company” refers to Waldencast together with its consolidated subsidiaries.

Principles of Consolidation
Principles of Consolidation—The accompanying condensed consolidated financial statements include the accounts of Waldencast and its consolidated subsidiaries. The Company consolidates entities in which the Company has a majority voting interest. The Company eliminates intercompany transactions and accounts in consolidation. The Company separately presents within equity on the condensed consolidated balance sheets the ownership interests attributable to parties with noncontrolling interests in the Company's consolidated subsidiaries, and separately presents net income attributable to such parties on the condensed consolidated statements of operations and comprehensive loss.

Use of Estimates
Use of Estimates—The preparation of the condensed consolidated financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the condensed consolidated financial statements and accompanying notes. Actual results could differ from those estimates. Significant estimates and assumptions reflected in the financial statements include, but are not limited to, revenue recognition, stock-based compensation, goodwill valuation, inventory valuation, and valuation allowance for deferred tax assets. The Company bases its estimates on historical experience and assumptions that it believes are reasonable at the time. Due to the inherent uncertainty involved in making assumptions and estimates, changes in circumstances could result in actual results differing from those estimates, and such differences could be material to the Company’s condensed consolidated balance sheets and condensed consolidated statements of operations and comprehensive loss.

Concentrations of Credit Risk
Concentrations of Credit Risk—Financial instruments that subject the Company to concentrations of credit risk consist primarily of cash and cash equivalents and accounts receivable. The Company maintains its cash balances in accounts held by major banks and financial institutions located primarily in the U.S. and considers such risk to be minimal. Such bank deposits from time to time may be exposed to credit risk in excess of the Federal Deposit Insurance Corporation insurance limit.
The Company’s accounts receivable primarily represent amounts due from distributors, and third-party logistics companies, directly and indirectly from major retailers, and from group purchasing organizations located both inside and outside the U.S. The Company mitigates its credit risks by performing ongoing credit evaluations of its customers’ financial conditions, requiring customer advance payments in certain circumstances. The Company generally does not require collateral.
As of June 30, 2024, two U.S. customers accounted for 22% and 11% of accounts receivable, respectively. As of December 31, 2023, one U.S. customer accounted for 27% of accounts receivable.
During the six months ended June 30, 2024, two vendors exceeded 10% of inventory purchases. During the six months ended June 30, 2023, one vendor exceeded 10% of inventory purchases. During the six months ended June 30, 2024, the Company purchased approximately 13% and 12% of inventory from two vendors. During the six months ended June 30, 2023, the Company purchased approximately 16% and 10% of inventory, respectively, from two vendors.
As of June 30, 2024, one vendor accounted for 23% of accounts payable. As of December 31, 2023, one vendor accounted for 18% of accounts payable.

Recently Adopted Accounting Pronouncements and Recently Issued Accounting Standards, Not Yet Adopted
Recently Adopted Accounting Pronouncements
In October 2021, the Financial Accounting Standards Board (“FASB”) issued ASU 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers. The guidance requires an acquirer to, at the date of acquisition, recognize and measure the acquired contract assets and contract liabilities acquired in the same manner that they were recognized and measured in the acquiree’s financial statements before the acquisition. This guidance is effective for interim and annual periods beginning after December 15, 2023 for an EGC company, with early adoption permitted. The amendments in this update should be applied prospectively to business combinations occurring on or after the effective date. The Company adopted this standard as of January 1, 2024 and will apply the standard to any business combination prospectively. The adoption of this new standard has no effect on the Company’s condensed consolidated financial statements.
Recently Issued Accounting Standards, Not Yet Adopted
In December 2023, the FASB issued ASU 2023-09, Income Taxes (Topic 740): Improvements to Income Tax Disclosures, which provides qualitative and quantitative updates to the rate reconciliation and income taxes paid disclosures, among others, in order to enhance the transparency of income tax disclosures, including consistent categories and greater disaggregation of information in the rate reconciliation and disaggregation by jurisdiction of income taxes paid. The amendments in ASU 2023-09 are effective for fiscal years beginning after December 15, 2024, with early adoption permitted. The amendments should be applied prospectively however, retrospective application is also permitted. The Company is in the process of assessing the impact of this ASU on its future condensed consolidated financial statements.
In November 2023, the FASB issued ASU 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures. The guidance expands public entities’ segment disclosures by requiring disclosure of significant segment expenses that are regularly reviewed by the Company’s chief operating decision maker (“CODM”) and included within each reported measure of segment profit or loss, an amount and description of its composition for other segment items, and interim disclosures of a reportable segment’s profit or loss and assets. The guidance also allows, in addition to the measure that is most consistent with U.S. GAAP, the disclosure of additional measures of segment profit or loss that are used by the CODM in assessing segment performance and deciding how to allocate resources. This guidance is effective for annual periods beginning after December 15, 2023, and interim periods within fiscal years beginning after December 15, 2024 with early adoption permitted. The amendments in this update should be applied retrospectively to all periods presented in the financial statements. The Company is in the process of assessing the impact of this ASU on its future condensed consolidated financial statements, but does not expect it to have a material impact.